Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of earning per share - Unique Logistics International, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Numerator:
Net income (loss) available for common shareholders					$ (1,031,171)	$ 1,725,497
Effect of dilutive securities:						1,350,389
Diluted net (loss) income available for common shareholders	$ 663,173	$ (9,496,311)	$ 7,256,211	$ (2,984,670)	$ (1,031,171)	$ 3,075,886
Denominator:
Weighted average common shares outstanding – basic (in Shares)	799,141,770	655,781,078	780,768,778	582,680,746	605,817,180	1,408,941,722
Dilutive securities:
Series A Preferred (in Shares)	1,168,177,320		1,168,177,320			1,316,157,000
Series B Preferred (in Shares)	5,373,342,576		5,373,342,576			5,499,034,800
Convertible notes						$ 1,806,230,539
Warrants
Series C Preferred	$ 1,206,351,359		$ 1,206,351,359
Series D Preferred	$ 1,130,954,399		$ 1,130,954,399
Weighted average common shares outstanding and assumed conversion – diluted (in Shares)	9,677,967,424	655,781,078	9,659,594,432	582,680,746	605,817,180	10,030,364,061
Basic net (loss) income available for common shareholders per common share (in Dollars per share)					$ 0	$ 0
Diluted net (loss)income available for common shareholders per common share (in Dollars per share)					$ 0	$ 0